Forfeiture Shares (Tables)	6 Months Ended
Jun. 30, 2023
Forfeiture Shares [Abstract]
Schedule of Fair Value of Forfeited Shares	The fair value of the Forfeiture Shares was computed using the following key assumptions:
	June 30, 2023	December 31, 2022
Stock price	2.53	5.37
Expected term (years)	1.25-2.25	1.75-2.75
Expected volatility	65.32%-68.22%	51.37%-53.53%
Risk-free interest rate	4.78%-5.27%	4.27%-4.49%

Schedule of Changes in Fair Value of Forfeited Shares	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:
	Six months ended June 30, 2023	Year ended December 31, 2022
	U.S. dollars in thousands
Balance at beginning of period	1,751	4,658
Changes in fair value	(1,529)	(2,907)
Balance at end of the period	222	1,751